Trade Notes and Accounts Receivable	12 Months Ended
Mar. 31, 2012
Trade Notes and Accounts Receivable

4. Trade Notes and Accounts Receivable

Receivables at March 31, 2012 and 2011 are summarized as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Trade notes	¥108,390	¥84,372	$1,321,829
Accounts receivable	464,884	461,132	5,669,317

Total	573,274	545,504	6,991,146
Long-term trade receivables	186,012	186,316	2,268,439

Total trade receivables	759,286	731,820	9,259,585
Less: total allowance	(15,243)	(15,793)	(185,890)

Net trade receivables	¥744,043	¥716,027	$9,073,695

Installment and lease receivables (less unearned interest) are included in trade notes and accounts receivable and long-term trade receivables.

The roll-forward schedule of the allowance for credit losses of the financing receivables for the year ended March 31, 2012 and 2011 are as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Balance at beginning of year	¥7,474	¥7,550	$91,146
Provision	1,256	2,277	15,317
Charge-offs	(1,004)	(1,855)	(12,244)
Other	24	(498)	293

Balance at end of year	¥7,750	¥7,474	$94,512

Past due financing receivables at March 31, 2012 and 2011 were not material.

Equipment sales revenue from sales-type leases is recognized at the inception of the lease. At March 31, 2012 and 2011, lease receivables comprised the following:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Minimum lease payments receivable	¥232,798	¥209,723	$2,839,000
Unearned income	(21,839)	(20,035)	(266,329)

Net lease receivables	¥210,959	¥189,688	$2,572,671

The residual values of leased assets at March 31, 2012 and 2011 were not material.

Cash flows received from the sale of trade notes and accounts receivable for the years ended March 31, 2011 and 2010 were ¥406 million and ¥13,072 million. Komatsu did not have any cash flows from securitization activities from the sale of trade notes and account receivables for the fiscal year ended March 31, 2012.